SCHEDULE II, VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for Doubtful Accounts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 29, 2013		Mar. 30, 2012		Apr. 01, 2011
Allowance for Doubtful Accounts [Member]
Movement in valuation allowances and reserves [Roll Forward]
Balance, beginning of period	$ 51		$ 46		$ 47
Charged to cost and expenses	16		18		7
Other	(1)	[1]	10	[1]	2	[1]
Deductions	(18)		(23)		(10)
Balance, end of period	$ 48		$ 51		$ 46

[1]	Includes balances from acquisitions, changes in balances due to foreign currency exchange rates and recovery of prior-year charges.